UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           04/27/2011
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        96
                                               -------------

Form 13F Information Table Value Total:        $98,624
                                               -------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                                               Form 13F Information Table

                                    Title                    Value     Shrs or  SH/ PUT/ Invstmt Other     Voting   Authority
Name of Issuer                      of Class      Cusip      (x$1000)  Prn Amt  PRN CALL Dscrtn  Managers  Sole     Shared     None
--------------                      ---------     ------     --------- -------- -------- ------- --------  -----    -------    -----
      Activision Blizzard In.       COM           00507V109     219    20,000   SH         SOLE             20,000
      Agnico Eagle Mines Ltd.       COM           008474108     239     3,600   SH         SOLE              3,600
   Air Products & Chemicals Inc.    COM           009158106   1,610    17,850   SH         SOLE             17,850
        Akamai Technologies         COM           00971T101     578    15,200   SH         SOLE             15,200
      Allegheny Technologies        COM           01741R102     223     3,300   SH         SOLE              3,300
          Amazon Com Inc            COM           023135106   4,545    25,230   SH         SOLE             25,230
            Apple Inc.              COM           037833100   4,349    12,480   SH         SOLE             12,480
         Applied Matls Inc          COM           038222105     300    19,200   SH         SOLE             19,200
          Baidu Com Inc.            Spons. ADR    056752108     499     3,624   SH         SOLE              3,624
         Baker Hughes Inc.          COM           057224107   1,833    24,957   SH         SOLE             24,957
             Boeing Co              COM           097023105   1,533    20,735   SH         SOLE             20,735
              BP Plc                Spons. ADR    055622104     258     5,850   SH         SOLE              5,850
           Carnival Corp            Paired CTF    143658300     883    23,025   SH         SOLE             23,025
        Caterpillar Inc Del         COM           149123101   2,597    23,327   SH         SOLE             23,327
      Cheesecake Factory Inc.       COM           163072101     343    11,400   SH         SOLE             11,400
           Chevron Corp.            COM           166764100   2,484    23,112   SH         SOLE             23,112
      Chipotle Mexican Grill        Cl. A         169656105     531     1,950   SH         SOLE              1,950
         Cirrus Logic Inc.          COM           172755100     210    10,000   SH         SOLE             10,000
           Cisco Sys Inc            COM           17275R102     251    14,663   SH         SOLE             14,663
           Citigroup Inc            COM           172967101     145    32,750   SH         SOLE             32,750
   Cliffs Natural Resources Inc.    COM           18683K101   1,853    18,850   SH         SOLE             18,850
           Coca Cola Co.            COM           191216100     515     7,760   SH         SOLE              7,760
        Coca-Cola Femsa S A         Spons. ADR    191241108     254     3,300   SH         SOLE              3,300
          ConocoPhillips            COM           20825C104   1,965    24,600   SH         SOLE             24,600
           Corning Inc.             COM           219350105   1,478    71,660   SH         SOLE             71,660
       Costco Whsl Corp. New        COM           22160K105     337     4,600   SH         SOLE              4,600
             Cree Inc.              COM           225447101   1,006    21,795   SH         SOLE             21,795
             CSX Corp               COM           126408103   2,104    26,763   SH         SOLE             26,763
            Deere & Co              COM           244199105   1,876    19,367   SH         SOLE             19,367
      Du Pont E I De Nemours        COM           263534109   1,563    28,425   SH         SOLE             28,425
             EBAY Inc               COM           278642103   1,091    35,156   SH         SOLE             35,156
        Electronic Arts Inc         COM           285512109     426    21,790   SH         SOLE             21,790
          Emerson Elec Co           COM           291011104   1,650    28,236   SH         SOLE             28,236
           Enerplus Corp            COM           292766102     215     6,790   SH         SOLE              6,790
         Exxon Mobil Corp           COM           30231G102   1,983    23,568   SH         SOLE             23,568
            Fedex Corp              COM           31428X106   1,441    15,403   SH         SOLE             15,403
           Frontline LTD            COM           G3682E127     652    26,200   SH         SOLE             26,200
        General Mills Inc.          COM           370334104   1,528    41,797   SH         SOLE             41,797
        Gilead Sciences Inc         COM           375558103     798    18,800   SH         SOLE             18,800
            Google Inc              Cl. A         38259P508   2,297     3,915   SH         SOLE              3,915
        Greenbrier Cos Inc          COM           393657101   1,885    66,410   SH         SOLE             66,410
        Harley Davidson Inc         COM           412822108     989    23,378   SH         SOLE             23,378
          HDFC Bank Ltd.            Spons. ADR    40415F101     510     3,000   SH         SOLE              3,000
       Health Care Inc REIT         COM           42217K106     262     5,000   SH         SOLE              5,000
            Hershey Co.             COM           427866108     380     6,999   SH         SOLE              6,999
             Hess Corp              COM           42809H107     485     5,692   SH         SOLE              5,692
  International Business Machines   COM           459200101   2,092    12,829   SH         SOLE             12,829
      J P Morgan Chase & Co.        COM           46625H100   1,610    34,930   SH         SOLE             34,930
         JDS Uniphase Corp          COM           46612J507     627    30,100   SH         SOLE             30,100
         Johnson & Johnson          COM           478160104   1,429    24,125   SH         SOLE             24,125
       Juniper Networks Inc.        COM           48203R104     352     8,375   SH         SOLE              8,375
    Kinder Morgan Energy UT LP      COM           494550106   1,800    24,294   SH         SOLE             24,294
    Markwest Energy Partners LP     COM           570759100   1,592    32,850   SH         SOLE             32,850
       Microchip Technology         COM           595017104   1,961    51,579   SH         SOLE             51,579
       Mosaic Company (THE)         COM           61945A107     307     3,900   SH         SOLE              3,900
          Murphy Oil Corp           COM           626717102     215     2,927   SH         SOLE              2,927
      Nordic American Tanker        COM           G65773106     442    17,800   SH         SOLE             17,800
            Nucor Corp.             COM           670346105     742    16,125   SH         SOLE             16,125
      Oceaneering Int'l. Inc.       COM           675232102   1,100    12,300   SH         SOLE             12,300
          OGE Energy Corp           COM           670837103   1,015    20,070   SH         SOLE             20,070
            Oracle Corp             COM           68389X105   1,599    47,825   SH         SOLE             47,825
     Pan American Silver Corp       COM           697900108     457    12,300   SH         SOLE             12,300
          Panera Bread Co           Cl. A         69840W108     286     2,250   SH         SOLE              2,250
       Parker Hannifin Corp         COM           701094104   1,548    16,349   SH         SOLE             16,349
            Pepsico Inc             COM           713448108   1,210    18,781   SH         SOLE             18,781
      Permian Basin Rlty Trst       COM           714236106     353    16,180   SH         SOLE             16,180
   Petroleo Brasilieiro SA Petro    Spons. ADR    71654V408     275     6,810   SH         SOLE              6,810
           PG & E Corp.             COM           69331C108     971    21,975   SH         SOLE             21,975
     Precision Castparts Corp.      COM           740189105     559     3,800   SH         SOLE              3,800
       Procter & Gamble Co.         COM           742718109   1,180    19,159   SH         SOLE             19,159
            Red Hat Inc             COM           756577102     225     4,950   SH         SOLE              4,950
        Salesforce.com Inc          COM           79466L302   2,151    16,100   SH         SOLE             16,100
           Sandisk Corp             COM           80004C101   1,837    39,858   SH         SOLE             39,858
         Schlumberger Ltd           COM           806857108   2,312    24,796   SH         SOLE             24,796
Sociedad Quimica Y Minera de Chile  Spons. ADR    833635105     351     6,350   SH         SOLE              6,350
       Southern Copper Corp         COM           84265V105   1,856    46,095   SH         SOLE             46,095
          Starbucks Corp            COM           855244109     205     5,550   SH         SOLE              5,550
    Starwood Hotels and Resorts     COM           85590A401     407     7,000   SH         SOLE              7,000
        State Street Corp.          COM           857477103   1,373    30,550   SH         SOLE             30,550
         Suncor Energy Inc          COM           867224107     534    11,900   SH         SOLE             11,900
          SVB Finl Group            COM           78486Q101   1,069    18,781   SH         SOLE             18,781
         Tata Motors Ltd.           Spons. ADR    876568502     552    19,850   SH         SOLE             19,850
           Teradata Corp            COM           88076W103   1,547    30,518   SH         SOLE             30,518
       Terra Nitrogen Co LP         COM           881005201     254     2,170   SH         SOLE              2,170
       Toronto Dominion Bank        COM           891160509     523     5,900   SH         SOLE              5,900
        Transocean Inc. New         COM           H8817H100     499     6,400   SH         SOLE              6,400
        Union Pacific Corp          COM           907818108   1,400    14,239   SH         SOLE             14,239
       Urban Outfitters Inc.        COM           917047102     422    14,150   SH         SOLE             14,150
          US Bancorp New            COM           902973304   1,437    54,365   SH         SOLE             54,365
            VMWare Inc              Cl. A         928563402     204     2,500   SH         SOLE              2,500
        Whole Foods Mkt Inc         COM           966837106     244     3,700   SH         SOLE              3,700
             Yahoo Inc              COM           984332106     609    36,565   SH         SOLE             36,565
    Ishares Inc. MSCI Malaysia      COM           464286830     509    34,400   SH         SOLE             34,400
    Ishares Inc. MSCI Singapore     COM           464286673     149    10,900   SH         SOLE             10,900
    Ishares Inc. FTSE XNHUA IDX     COM           464287184     746    16,620   SH         SOLE             16,620
     MKT VECT Indonesia Index       COM           57060U753     314    10,500   SH         SOLE             10,500

           96                                                98,624

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00